Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Revenues from Principal Products

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2019 to 2021:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	USD
Canned Vegetables and Pickles	59,844	67,275	63,674	19,242

Dairy and Dairy Substitute Products	196,589	188,675	154,303	63,212

Canned Fish	56,064	53,547	49,179	18,027

Cereals, rice and pastas	62,712	63,514	48,813	20,165

Non-banking credit	276	719	930	89

Other	78,728	80,364	78,738	25,314

	454,213	454,094	395,637	146,049